Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Mutual Funds [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual Funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money market funds [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money market funds [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual funds [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Contingent consideration [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Contingent consideration [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member]	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Equity security [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Money market funds [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Money market funds [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Mutual funds [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Contingent consideration [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Contingent consideration [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Money market funds [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Money market funds [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Mutual funds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Contingent consideration [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Contingent consideration [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Carrying Value [Member]	Sep. 24, 2011 Carrying Value [Member]	Sep. 29, 2012 Carrying Value [Member] Equity security [Member]	Sep. 29, 2012 Carrying Value [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Carrying Value [Member] Deferred compensation liabilities [Member]	Sep. 29, 2012 Carrying Value [Member] Money market funds [Member]	Sep. 24, 2011 Carrying Value [Member] Money market funds [Member]	Sep. 29, 2012 Carrying Value [Member] Mutual funds [Member]	Sep. 29, 2012 Carrying Value [Member] Contingent consideration [Member]	Sep. 24, 2011 Carrying Value [Member] Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 300	$ 300	$ 92,704	$ 28,364	$ 1,211																																											$ 92,704	$ 28,364	$ 1,211
Assets measured at fair value on a recurring basis			291,324	287,081	429,965	7,110	9,174	52,130	277,628	271,852	366,300	6,586				6,055	7,891	3,644	6,298	13,339	314	13,696	15,229	52,130	6,029	7,110	9,174	52,130			6,586						315	314	6,995	6,055								277,628	271,852	377,835			277,628	271,852	366,300											7,891	3,644	6,298																							13,339	314	6,029			315	314	6,995
Assets measured at fair value on a recurring basis			384,028	315,445	437,474																	13,696	15,229	52,130																								370,332	300,216	385,344
Contingent consideration			6,586	6,055	6,246								6,586	6,055	6,246					32,082	17,168	6,586	6,055									32,082	17,168	6,586	6,055															6,246									6,246										86,368	103,790																86,368	103,790				118,450	120,958		32,082	17,168				86,368	103,790
Cash equivalents	300	300	92,704	28,364	1,211																																											92,704	28,364	1,211
Deferred compensation plan liabilities			6,586	6,055	6,246								6,586	6,055	6,246					32,082	17,168	6,586	6,055									32,082	17,168	6,586	6,055															6,246									6,246										86,368	103,790																86,368	103,790				118,450	120,958		32,082	17,168				86,368	103,790
Investment at fair value on a recurring basis			291,324	287,081	429,965	7,110	9,174	52,130	277,628	271,852	366,300	6,586				6,055	7,891	3,644	6,298	13,339	314	13,696	15,229	52,130	6,029	7,110	9,174	52,130			6,586						315	314	6,995	6,055								277,628	271,852	377,835			277,628	271,852	366,300											7,891	3,644	6,298																							13,339	314	6,029			315	314	6,995
Assets measured at fair value on a recurring basis			$ 384,028	$ 315,445	$ 437,474																	$ 13,696	$ 15,229	$ 52,130																								$ 370,332	$ 300,216	$ 385,344